18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Assets
Current		R$ 12,725,805	R$ 12,014,483
Non-current		38,143,471	35,313,041
Assets		50,869,276	47,327,524
Liabilities
Current		11,619,957	11,438,552
Non-current		27,887,387	25,875,532
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member]
Assets
Current assets joint-venture and joint-operation		45,351
Non-current assets joint-venture and joint-operation		1,273,098
Total joint-venture and joint-operation		1,318,449
Current assets other related parties		2,248,746
Non-current assets other related parties		109,433
Total other related parties		2,358,179
Current		2,333,532	238,144
Non-current		1,384,405	1,025,339
Assets		3,717,937	1,263,483
Liabilities
Current liabilities joint-venture and joint-operation		144,560
Non-current liabilities joint-venture and joint-operation		88,021
Total joint-venture and joint-operation		232,581
Current liabilities other related parties		167,525
Non-current liabilities other related parties		19,788
Total other related parties		187,313
Current		312,085	171,300
Non-current		107,809	104,611
Liabilities		419,894	R$ 275,911
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Arvedi Metalfer do Brasil S.A. [Member]
Assets
Current assets associates		39,435
Non-current assets associates		1,874
Total associates		41,309
Liabilities
Current liabilities associates
Non-current liabilities associates
Total associates
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | CBS Previdencia [Member]
Assets
Non-current assets other related parties		13,714
Total other related parties		13,714
Liabilities
Non-current liabilities other related parties		19,788
Total other related parties		19,788
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Banco Fibra [Member]
Assets
Current assets other related parties	[1]	1,940
Non-current assets other related parties	[1]	95,719
Total other related parties	[1]	97,659
Liabilities
Current liabilities other related parties	[1]	25,038
Total other related parties	[1]	25,038
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Usiminas [Member]
Assets
Current assets other related parties		2,116,063
Total other related parties		2,116,063
Liabilities
Current liabilities other related parties		129,824
Total other related parties		129,824
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Panatlantica [Member]
Assets
Current assets other related parties	[2]	128,573
Total other related parties	[2]	128,573
Liabilities
Current liabilities other related parties	[2]	11,621
Total other related parties	[2]	11,621
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Ibis Participacoes e Servicos [Member]
Assets
Current assets other related parties		230
Total other related parties		230
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Other Related Parties [Member]
Assets
Current assets other related parties		1,940
Total other related parties		1,940
Liabilities
Current liabilities other related parties		1,042
Total other related parties		1,042
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Ita Energetica S.A. [Member]
Liabilities
Current liabilities joint-venture and joint-operation		2,231
Total joint-venture and joint-operation		2,231
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | MRS Logistica S.A. [Member]
Assets
Current assets joint-venture and joint-operation		44,554
Total joint-venture and joint-operation		44,554
Liabilities
Current liabilities joint-venture and joint-operation		142,310
Non-current liabilities joint-venture and joint-operation		88,021
Total joint-venture and joint-operation		230,331
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Transnordestina Logistica S.A [Member]
Assets
Current assets joint-venture and joint-operation	[3]	797
Non-current assets joint-venture and joint-operation	[3]	1,273,098
Total joint-venture and joint-operation	[3]	1,273,895
Liabilities
Current liabilities joint-venture and joint-operation	[3]	19
Total joint-venture and joint-operation	[3]	R$ 19

[1]	Banco Fibra S.A: Assets: Refers mainly to Eurobond from Fibra Bank with maturity in February 2028.
[2]	Panatlantica: Receivables from the sale of steel products.
[3]	Transnordestina Logistica S.A: Assets: Refers mainly to loan agreements in R$: average rate interest from 125% to 130% of the CDI. As of December 31, 2019, the loans amounted to R$844,426 (R$706,605 as of December 31, 2018).